UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/00

Check here if Amendment [  ]  ; Amendment Number:
This Amendment:         [  ]  is a restatement
                        [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SCFF Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    02/02/01

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              11
Form 13F Information Table Value Total:         $27,338
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        SCFF Management, LLC
                                                     Form 13F Information Table
                                                          As of 12/31/00


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ARIBA                        COMMON      04033V104           482         8,993  SH        SOLE                    8,993
ASHFORD.COM                  COMMON      044093102           467     1,494,630  SH        SOLE                1,494,630
ETOYS                        COMMON      297862104           187       999,999  SH        SOLE                  999,999
INTERNET CAPITAL GROUP       COMMON      46059C106           103        31,250  SH        SOLE                   31,250
MEDICALOGIC                  COMMON      584642102         1,217       526,317  SH        SOLE                  526,317
MP3.COM                      COMMON      62473M109         1,813       500,000  SH        SOLE                  500,000
NEXTCARD                     COMMON      65332K107         4,870       608,700  SH        SOLE                  608,700
SABA SOFTWARE                COMMON      784932105         8,333       529,056  SH        SOLE                  529,056
SCIENT                       COMMON      80864H109         4,230     1,301,660  SH        SOLE                1,301,660
VA LINUX                     COMMON      91819B105         3,789       466,322  SH        SOLE                  466,322
WEBVAN                       COMMON      94845V103         1,847     3,940,110  SH        SOLE                3,940,110